Land Use Right - Schedule of Land Use Right (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Land Use Right [Abstract]
Land use right	$ 423,611	$ 426,326
Less: Accumulated amortization	(89,917)	(86,471)
Land use right, net	$ 333,694	$ 339,855